Note 4 - Revenue Recognition (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year Ended
	March 31, 2021	March 31 ,2020
Canned Vegetables	$1,172,635	$986,080
Frozen	102,339	119,044
Fruit Products	88,289	97,393
Prepared Foods	71,866	105,044
Chip Products	10,999	11,475
Other	21,516	16,733
Total	$1,467,644	$1,335,769